UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07409

Tax-Managed Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Growth Portfolio

December 31, 2015

Portfolio of Investments

Common Stocks — 98.6%

Security	Shares	Value

Aerospace & Defense — 2.9%
Boeing Co. (The)	968,896	$140,092,672
General Dynamics Corp.	103,638	14,235,716
Honeywell International, Inc.	307,475	31,845,186
Huntington Ingalls Industries, Inc.	2,546	322,960
Lockheed Martin Corp.	37,571	8,158,543
Northrop Grumman Corp.	16,117	3,043,051
Precision Castparts Corp.	19,025	4,413,990
Raytheon Co.	60,143	7,489,608
Rockwell Collins, Inc.	166,787	15,394,440
United Technologies Corp.	971,265	93,309,428

		$318,305,594

Air Freight & Logistics — 1.5%
C.H. Robinson Worldwide, Inc.	181,485	$11,255,700
FedEx Corp.	269,864	40,207,037
United Parcel Service, Inc., Class B	1,153,201	110,972,532

		$162,435,269

Auto Components — 0.3%
BorgWarner, Inc.	2,000	$86,460
Johnson Controls, Inc.	847,645	33,473,501

		$33,559,961

Automobiles — 0.1%
Daimler AG	38,000	$3,178,700
Ford Motor Co.(1)	140,000	1,972,600
Ford Motor Co.	196,080	2,762,767
Harley-Davidson, Inc.	800	36,312

		$7,950,379

Banks — 6.7%
Bank of America Corp.	1,884,063	$31,708,780
Bank of Montreal	18,320	1,033,614
BB&T Corp.	1,208,302	45,685,899
Citigroup, Inc.	808,317	41,830,405
Commerce Bancshares, Inc.	23,000	978,420
Fifth Third Bancorp	1,152,954	23,174,375
HSBC Holdings PLC	220,592	1,741,315
HSBC Holdings PLC ADR	424	16,735
Huntington Bancshares, Inc.	85,471	945,309
ING Groep NV ADR	131,742	1,773,247
JPMorgan Chase & Co.	3,340,662	220,583,912
KeyCorp	111,718	1,473,560

Security	Shares	Value

Banks (continued)
M&T Bank Corp.	25,977	$3,147,893
PNC Financial Services Group, Inc. (The)	71,422	6,807,231
Regions Financial Corp.	580,537	5,573,155
Societe Generale SA	460,793	21,234,329
SunTrust Banks, Inc.	324,267	13,891,598
Synovus Financial Corp.	1,565	50,675
Toronto-Dominion Bank (The)	29,644	1,161,156
U.S. Bancorp	1,858,329	79,294,898
Wells Fargo & Co.	4,294,157	233,430,375
Zions Bancorporation	38,805	1,059,377

		$736,596,258

Beverages — 2.9%
Boston Beer Co., Inc. (The), Class A(2)	2,200	$444,202
Coca-Cola Co. (The)	3,060,678	131,486,727
Molson Coors Brewing Co., Class B	186,000	17,469,120
Monster Beverage Corp.(2)	23,832	3,550,015
PepsiCo, Inc.	1,653,824	165,250,094

		$318,200,158

Biotechnology — 4.8%
AbbVie, Inc.	1,595,392	$94,511,022
Agios Pharmaceuticals, Inc.(2)	54,880	3,562,810
Alexion Pharmaceuticals, Inc.(2)	179,063	34,156,267
Alexion Pharmaceuticals, Inc.(1)(2)	27,835	5,309,526
Alexion Pharmaceuticals, Inc.(1)(2)	15,952	3,042,844
Amgen, Inc.	1,053,422	171,001,993
Baxalta, Inc.	24,552	958,265
Biogen, Inc.(2)	47,097	14,428,166
Celgene Corp.(2)	545,998	65,388,720
Gilead Sciences, Inc.	1,021,051	103,320,151
Vertex Pharmaceuticals, Inc.(2)	289,000	36,364,870

		$532,044,634

Building Products — 0.0%(3)
Fortune Brands Home & Security, Inc.	1,600	$88,800

		$88,800

Capital Markets — 4.5%
Affiliated Managers Group, Inc.(2)	275	$43,934
Ameriprise Financial, Inc.	215,235	22,905,309
Bank of New York Mellon Corp. (The)	452,521	18,652,916
BlackRock, Inc.	7,289	2,482,050
Charles Schwab Corp. (The)	2,745,966	90,424,660

15	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Capital Markets (continued)
E*TRADE Financial Corp.(2)	4,593	$136,136
Franklin Resources, Inc.	980,865	36,115,449
Goldman Sachs Group, Inc. (The)	537,244	96,827,486
Invesco, Ltd.	4,040	135,259
Legg Mason, Inc.	122,902	4,821,445
LPL Financial Holdings, Inc.	76,195	3,249,717
Morgan Stanley	2,232,607	71,019,229
Northern Trust Corp.	709,098	51,118,875
State Street Corp.	769,379	51,055,990
Stifel Financial Corp.(2)	112,796	4,778,039
T. Rowe Price Group, Inc.	568,037	40,608,965
UBS AG(2)	29,488	571,183
Waddell & Reed Financial, Inc., Class A	8,833	253,154

		$495,199,796

Chemicals — 1.8%
Air Products and Chemicals, Inc.	12,258	$1,594,888
Ashland, Inc.	25,092	2,576,948
Chemours Co. (The)	138,214	740,827
Dow Chemical Co. (The)	177,703	9,148,151
E.I. du Pont de Nemours & Co.	719,954	47,948,936
Eastman Chemical Co.	1,500	101,265
Ecolab, Inc.	483,542	55,307,534
Monsanto Co.	503,295	49,584,624
PPG Industries, Inc.	235,308	23,253,137
Praxair, Inc.	3,573	365,875
Sherwin-Williams Co. (The)	10,994	2,854,042
Valspar Corp. (The)	20,000	1,659,000
Westlake Chemical Corp.	1,000	54,320

		$195,189,547

Commercial Services & Supplies — 0.3%
ADT Corp. (The)	9,805	$323,369
Cintas Corp.	52,914	4,817,820
Pitney Bowes, Inc.	14,270	294,675
Stericycle, Inc.(2)	139,917	16,873,990
Tyco International, PLC	96,051	3,063,066
Waste Management, Inc.	108,226	5,776,022

		$31,148,942

Communications Equipment — 1.4%
Arista Networks, Inc.(2)	108,200	$8,422,288
Arista Networks, Inc.(1)(2)	327,000	25,415,499
Brocade Communications Systems, Inc.	176,629	1,621,454
Cisco Systems, Inc.	1,486,647	40,369,899

Security	Shares	Value

Communications Equipment (continued)
Juniper Networks, Inc.	242,092	$6,681,739
Motorola Solutions, Inc.	2,986	204,392
Nokia Oyj ADR	192	1,348
Palo Alto Networks, Inc.(2)	20,808	3,665,121
QUALCOMM, Inc.	1,441,630	72,059,876

		$158,441,616

Construction & Engineering — 0.0%(3)
Jacobs Engineering Group, Inc.(2)	56,851	$2,384,899

		$2,384,899

Construction Materials — 0.0%(3)
Vulcan Materials Co.	25,199	$2,393,149

		$2,393,149

Consumer Finance — 1.6%
American Express Co.	982,298	$68,318,826
Capital One Financial Corp.	77,831	5,617,841
Discover Financial Services(1)	84,984	4,556,842
Discover Financial Services	828,988	44,450,337
LendingClub Corp.(2)	46,365	512,333
Navient Corp.	10,200	116,790
SLM Corp.(2)	10,200	66,504
Synchrony Financial(2)	1,716,548	52,200,225

		$175,839,698

Containers & Packaging — 0.0%(3)
International Paper Co.	42,000	$1,583,400

		$1,583,400

Distributors — 0.1%
Genuine Parts Co.	188,424	$16,183,737

		$16,183,737

Diversified Consumer Services — 0.0%(3)
H&R Block, Inc.	22,181	$738,849

		$738,849

Diversified Financial Services — 2.7%
Berkshire Hathaway, Inc., Class A(2)	453	$89,603,400
Berkshire Hathaway, Inc., Class B(2)	1,121,368	148,065,431
CBOE Holdings, Inc.	151,225	9,814,502
CME Group, Inc.	188,243	17,054,816

16	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Diversified Financial Services (continued)
Intercontinental Exchange, Inc.	14,292	$3,662,468
McGraw Hill Financial, Inc.	86,290	8,506,468
Moody’s Corp.	184,847	18,547,548

		$295,254,633

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	574,891	$19,781,999
CenturyLink, Inc.	5,086	127,964
Deutsche Telekom AG ADR	50,092	895,645
Frontier Communications Corp.	13,417	62,657
Verizon Communications, Inc.	419,226	19,376,626
Windstream Holdings, Inc.	11,811	76,063

		$40,320,954

Electric Utilities — 0.1%
Duke Energy Corp.	47,098	$3,362,326
Exelon Corp.	8,420	233,823
NextEra Energy, Inc.	63,830	6,631,299
Southern Co. (The)	98,717	4,618,969

		$14,846,417

Electrical Equipment — 1.0%
AMETEK, Inc.	37,403	$2,004,427
Eaton Corp. PLC	60,233	3,134,525
Emerson Electric Co.	2,019,272	96,581,780
Rockwell Automation, Inc.	122,921	12,612,924
SolarCity Corp.(2)	7,671	391,374

		$114,725,030

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	1,490,118	$27,239,357
Keysight Technologies, Inc.(2)	131,228	3,717,689
Knowles Corp.(2)	138,592	1,847,432
TE Connectivity, Ltd.	687	44,387

		$32,848,865

Energy Equipment & Services — 1.0%
Cameron International Corp.(2)	120	$7,584
Halliburton Co.	908,146	30,913,290
Schlumberger, Ltd.	1,208,048	84,261,348
Transocean, Ltd.	2,884	35,704

		$115,217,926

Security	Shares	Value

Food & Staples Retailing — 3.8%
Costco Wholesale Corp.	876,862	$141,613,213
CVS Health Corp.	1,166,975	114,095,146
Kroger Co. (The)	147,263	6,160,011
Sprouts Farmers Market, Inc.(2)	1,447,581	38,491,179
Sysco Corp.	378,674	15,525,634
Wal-Mart Stores, Inc.	1,203,850	73,796,005
Walgreens Boots Alliance, Inc.	299,569	25,509,798

		$415,190,986

Food Products — 1.7%
Archer-Daniels-Midland Co.	174,432	$6,398,166
Campbell Soup Co.	18,260	959,563
ConAgra Foods, Inc.	219,407	9,250,199
Flowers Foods, Inc.	147,169	3,162,662
General Mills, Inc.	15,587	898,746
Hain Celestial Group, Inc. (The)(2)	3,608	145,727
Hershey Co. (The)	544,424	48,600,731
JM Smucker Co. (The)	12,283	1,514,985
Kellogg Co.	58,497	4,227,578
Keurig Green Mountain, Inc.	48,584	4,371,588
Kraft Heinz Co. (The)	7,111	517,396
McCormick & Co., Inc.	48,129	4,117,917
Mondelez International, Inc., Class A	263,944	11,835,249
Nestle SA	1,191,874	88,479,043

		$184,479,550

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	1,561,748	$70,138,102
Bard (C.R.), Inc.	25,000	4,736,000
Baxter International, Inc.	230,275	8,784,991
Becton, Dickinson and Co.	73,732	11,361,364
Boston Scientific Corp.(2)	27,329	503,947
Dexcom, Inc.(1)(2)	25,000	2,043,405
Dexcom, Inc.(2)	27,289	2,234,969
Halyard Health, Inc.(2)	2,456	82,055
Intuitive Surgical, Inc.(2)	22,100	12,070,136
Medtronic PLC	525,473	40,419,383
St. Jude Medical, Inc.	152,388	9,413,007
Stryker Corp.	242,583	22,545,664
Zimmer Biomet Holdings, Inc.	133,186	13,663,552

		$197,996,575

Health Care Providers & Services — 0.9%
AmerisourceBergen Corp.	124,953	$12,958,876
Anthem, Inc.	54,347	7,578,146

17	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Health Care Providers & Services (continued)
Cardinal Health, Inc.	251,636	$22,463,546
Cigna Corp.	1,464	214,227
DaVita HealthCare Partners, Inc.(2)	136,458	9,512,487
Express Scripts Holding Co.(2)	367,509	32,123,962
HCA Holdings, Inc.(2)	145,114	9,814,060
Henry Schein, Inc.(2)	11,249	1,779,479
Humana, Inc.	482	86,042
McKesson Corp.	2,384	470,196
PharMerica Corp.(2)	1,805	63,175
UnitedHealth Group, Inc.	61,085	7,186,039

		$104,250,235

Health Care Technology — 0.0%(3)
Cerner Corp.(2)	1,200	$72,204

		$72,204

Hotels, Restaurants & Leisure — 3.2%
Chipotle Mexican Grill, Inc.(2)	659	$316,221
Marriott International, Inc., Class A(1)	240,419	16,117,690
Marriott International, Inc., Class A	664,621	44,556,192
McDonald’s Corp.	502,993	59,423,593
Starbucks Corp.	3,535,937	212,262,298
Yum! Brands, Inc.	290,179	21,197,576

		$353,873,570

Household Durables — 0.0%(3)
D.R. Horton, Inc.	1,455	$46,604
Harman International Industries, Inc.	26,105	2,459,352

		$2,505,956

Household Products — 1.7%
Colgate-Palmolive Co.	1,205,768	$80,328,264
Kimberly-Clark Corp.	22,323	2,841,718
Procter & Gamble Co. (The)	1,330,552	105,659,134

		$188,829,116

Independent Power and Renewable Electricity Producers — 0.0%(3)
AES Corp. (The)	1,730	$16,556

		$16,556

Industrial Conglomerates — 2.2%
3M Co.	806,829	$121,540,721
Danaher Corp.	51,993	4,829,110

Security	Shares	Value

Industrial Conglomerates (continued)
General Electric Co.	3,661,810	$114,065,381

		$240,435,212

Insurance — 1.0%
Aegon NV ADR	1,673,725	$9,490,021
Aflac, Inc.	218,366	13,080,123
Alleghany Corp.(2)	3,985	1,904,551
Allstate Corp. (The)	583	36,198
Aon PLC	71,029	6,549,584
Arthur J. Gallagher & Co.	47,054	1,926,391
Chubb Corp.	4,856	644,100
Cincinnati Financial Corp.	141,081	8,347,763
Hartford Financial Services Group, Inc.	5,762	250,417
Markel Corp.(2)	6,362	5,619,873
Marsh & McLennan Cos., Inc.	79,454	4,405,724
Progressive Corp.	1,230,644	39,134,479
Prudential Financial, Inc.	18,767	1,527,822
Torchmark Corp.	78,790	4,503,636
Travelers Companies, Inc. (The)	88,806	10,022,645
Willis Group Holdings PLC	277	13,454

		$107,456,781

Internet & Catalog Retail — 2.5%
Amazon.com, Inc.(2)	330,638	$223,474,918
Expedia, Inc.	2,575	320,072
Priceline Group, Inc. (The)(2)	38,308	48,840,785

		$272,635,775

Internet Software & Services — 7.6%
Akamai Technologies, Inc.(2)	200,000	$10,526,000
Alibaba Group Holding, Ltd. ADR(2)	113,189	9,198,870
Alphabet, Inc., Class A(2)	279,768	217,662,302
Alphabet, Inc., Class C(2)	307,667	233,482,333
eBay, Inc.(2)	1,280,740	35,194,735
Facebook, Inc., Class A(2)	2,451,691	256,593,980
IAC/InterActiveCorp	17,583	1,055,859
LinkedIn Corp., Class A(1)(2)	190,000	42,756,647
LinkedIn Corp., Class A(2)	12,245	2,756,105
Pandora Media, Inc.(2)	37,000	496,170
Twitter, Inc.(2)	1,063,532	24,610,130
VeriSign, Inc.(2)	17,631	1,540,244
Yahoo! Inc.(2)	138,604	4,609,969

		$840,483,344

18	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

IT Services — 2.7%
Accenture PLC, Class A	969,203	$101,281,714
Automatic Data Processing, Inc.	103,070	8,732,090
Broadridge Financial Solutions, Inc.	1,652	88,762
Cognizant Technology Solutions Corp., Class A(2)	3,510	210,670
Fidelity National Information Services, Inc.	63,791	3,865,735
Fiserv, Inc.(2)	47,012	4,299,718
International Business Machines Corp.	473,506	65,163,896
MasterCard, Inc., Class A	20,912	2,035,992
Paychex, Inc.	695,192	36,768,705
PayPal Holdings, Inc.(2)	985,838	35,687,336
Total System Services, Inc.	32,405	1,613,769
Visa, Inc., Class A	497,568	38,586,398
Western Union Co.	60,362	1,081,083

		$299,415,868

Leisure Products — 0.0%(3)
Mattel, Inc.	26,506	$720,168
Polaris Industries, Inc.	4,104	352,739

		$1,072,907

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.(1)	172,823	$7,225,730
Agilent Technologies, Inc.	471,456	19,711,575
Illumina, Inc.(2)	10,000	1,919,450
Thermo Fisher Scientific, Inc.	19,676	2,791,041

		$31,647,796

Machinery — 1.7%
Caterpillar, Inc.	138,411	$9,406,412
Deere & Co.	570,334	43,499,374
Donaldson Co., Inc.	89,373	2,561,430
Dover Corp.	332,307	20,373,742
Illinois Tool Works, Inc.	1,034,623	95,888,860
Ingersoll-Rand PLC	2,232	123,407
Manitowoc Co., Inc. (The)	45,741	702,124
PACCAR, Inc.	171,748	8,140,855
Parker-Hannifin Corp.	16,957	1,644,490
Pentair PLC	4,385	217,189
Snap-On, Inc.	14,911	2,556,193
WABCO Holdings, Inc.(2)	1,156	118,213
Wabtec Corp.	12,082	859,272

		$186,091,561

Security	Shares	Value

Media — 3.2%
CBS Corp., Class B	129,378	$6,097,585
Comcast Corp., Class A	1,448,018	81,711,656
Discovery Communications, Inc., Class A(2)	6,930	184,892
Discovery Communications, Inc., Class C(2)	20,394	514,337
Liberty Broadband Corp., Series A(2)	3,091	159,650
Liberty Broadband Corp., Series C(2)	6,183	320,650
Liberty Global PLC, Class A(2)	8,854	375,055
Liberty Global PLC, Class C(2)	27,614	1,125,823
Liberty Global PLC LiLAC, Class A(2)	442	18,286
Liberty Global PLC LiLAC, Class C(2)	1,380	59,340
Liberty Media Corp., Series A(2)	12,367	485,405
Liberty Media Corp., Series C(2)	24,734	941,871
News Corp., Class A	24	321
Omnicom Group, Inc.	148,152	11,209,180
TEGNA, Inc.	3,563	90,928
Time Warner, Inc.	350,629	22,675,177
Time, Inc.	109	1,708
Twenty-First Century Fox, Inc., Class A	5,783	157,066
Viacom, Inc., Class B	133,554	5,497,083
Walt Disney Co. (The)	2,148,322	225,745,676

		$357,371,689

Metals & Mining — 0.1%
Alcoa, Inc.	52,760	$520,741
Cliffs Natural Resources, Inc.(2)	278,122	439,433
Freeport-McMoRan, Inc.	498	3,372
Glencore PLC	598,405	792,962
Lonmin PLC(2)	64	78
Nucor Corp.	231,500	9,329,450

		$11,086,036

Multi-Utilities — 0.0%(3)
Consolidated Edison, Inc.	782	$50,259
Dominion Resources, Inc.	1,700	114,988
Sempra Energy	1,443	135,657

		$300,904

Multiline Retail — 0.2%
Dollar Tree, Inc.(2)	26,085	$2,014,284
Dollar Tree, Inc.(1)(2)	105,998	8,168,795
Target Corp.	140,332	10,189,506

		$20,372,585

Oil, Gas & Consumable Fuels — 4.2%
Anadarko Petroleum Corp.	797,255	$38,730,648

19	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Oil, Gas & Consumable Fuel (continued)
Antero Resources Corp.(2)	633,484	$13,809,951
Antero Resources Corp.(1)(2)	535,000	11,260,627
Apache Corp.	263,107	11,700,368
California Resources Corp.	2,000	4,660
Cheniere Energy, Inc.(2)	316,849	11,802,625
Cheniere Energy, Inc.(1)(2)	14,169	527,795
Chesapeake Energy Corp.	288	1,296
Chevron Corp.	645,534	58,072,239
Concho Resources, Inc.(2)	40,000	3,714,400
ConocoPhillips	258,161	12,053,537
Devon Energy Corp.	570,333	18,250,656
EOG Resources, Inc.	152,793	10,816,216
Exxon Mobil Corp.	3,114,878	242,804,740
Hess Corp.	39,579	1,918,790
Kinder Morgan, Inc.	5,815	86,760
Marathon Oil Corp.	170,827	2,150,712
Marathon Petroleum Corp.	160,826	8,337,220
Murphy Oil Corp.	145,312	3,262,254
Occidental Petroleum Corp.	8,074	545,883
Phillips 66	158,490	12,964,482
Range Resources Corp.	4,900	120,589
Royal Dutch Shell PLC, Class A ADR	70,142	3,211,802
Southwestern Energy Co.(2)	730	5,190
Spectra Energy Corp.	8,040	192,478
Williams Cos., Inc.	4,625	118,863
WPX Energy, Inc.(2)	666	3,823

		$466,468,604

Personal Products — 0.0%(3)
Estee Lauder Cos., Inc. (The), Class A	42,343	$3,728,725

		$3,728,725

Pharmaceuticals — 7.6%
Allergan PLC(2)	115,855	$36,204,688
Bristol-Myers Squibb Co.	2,176,423	149,716,138
Catalent, Inc.(2)	45,943	1,149,953
Eli Lilly & Co.	1,192,455	100,476,258
GlaxoSmithKline PLC ADR	1,468	59,234
Johnson & Johnson	1,917,044	196,918,760
Mallinckrodt PLC(2)	17,707	1,321,473
Merck & Co., Inc.	1,287,918	68,027,829
Novartis AG ADR	111,303	9,576,510
Novo Nordisk A/S ADR	1,249,240	72,555,859
Perrigo Co. PLC	31,500	4,558,050
Pfizer, Inc.	2,087,698	67,390,892

Security	Shares	Value

Pharmaceuticals (continued)
Roche Holding AG ADR	35,808	$1,234,302
Sanofi ADR	5,100	217,515
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	109,742,597
Zoetis, Inc.	361,174	17,307,458

		$836,457,516

Professional Services — 0.1%
Equifax, Inc.	8,854	$986,070
Nielsen Holdings PLC	72,356	3,371,790
On Assignment, Inc.(1)	105,500	4,732,740
Verisk Analytics, Inc.(2)	46,792	3,597,369

		$12,687,969

Real Estate Investment Trusts (REITs) — 0.0%(3)
American Tower Corp.	10,718	$1,039,110
Communications Sales & Leasing, Inc.	14,173	264,893
Host Hotels & Resorts, Inc.	3,140	48,168
Simon Property Group, Inc.	18,096	3,518,586
Weyerhaeuser Co.	1,200	35,976

		$4,906,733

Real Estate Management & Development — 0.0%(3)
Brookfield Asset Management, Inc., Class A	8,547	$269,487

		$269,487

Road & Rail — 0.3%
CSX Corp.	28,990	$752,290
Kansas City Southern	14,386	1,074,203
Norfolk Southern Corp.	71,844	6,077,284
Union Pacific Corp.	307,149	24,019,052

		$31,922,829

Semiconductors & Semiconductor Equipment — 3.2%
Analog Devices, Inc.	599,209	$33,148,242
Applied Materials, Inc.	100,000	1,867,000
Broadcom Corp., Class A	52,688	3,046,420
Cypress Semiconductor Corp.(2)	108,454	1,063,934
Intel Corp.	6,754,454	232,690,940
Linear Technology Corp.	68,494	2,908,940
Marvell Technology Group, Ltd.	95,391	841,349
Microchip Technology, Inc.	23,733	1,104,534
NVIDIA Corp.	360,148	11,870,478
Texas Instruments, Inc.	1,012,454	55,492,604

20	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.	90,186	$4,236,036

		$348,270,477

Software — 3.8%
Activision Blizzard, Inc.	218,092	$8,442,341
Adobe Systems, Inc.(2)	475,452	44,663,961
CA, Inc.	7,339	209,602
Cadence Design Systems, Inc.(2)	214,974	4,473,609
CDK Global, Inc.	34,056	1,616,638
Check Point Software Technologies, Ltd.(2)	150,000	12,207,000
FireEye, Inc.(2)	82,732	1,715,862
Fortinet, Inc.(2)	20,000	623,400
Infoblox, Inc.(2)	41,046	754,836
Manhattan Associates, Inc.(2)	7,486	495,349
Microsoft Corp.	3,212,061	178,205,144
Oracle Corp.	3,892,530	142,194,121
salesforce.com, inc.(2)	1,745	136,808
ServiceNow, Inc.(2)	182,216	15,772,617
Splunk, Inc.(2)	100,000	5,881,000
Symantec Corp.	72,900	1,530,900
Tableau Software, Inc., Class A(2)	13,699	1,290,720
Workday, Inc., Class A(2)	54,405	4,334,990

		$424,548,898

Specialty Retail — 3.3%
AutoNation, Inc.(2)	2,317	$138,232
Bed Bath & Beyond, Inc.(2)	7,000	337,750
Best Buy Co., Inc.	133,011	4,050,185
Dick’s Sporting Goods, Inc.	35,000	1,237,250
Gap, Inc. (The)	89,138	2,201,709
GNC Holdings, Inc., Class A	900	27,918
Home Depot, Inc. (The)	960,872	127,075,322
L Brands, Inc.	41,877	4,012,654
Lowe’s Companies, Inc.	400,443	30,449,686
Ross Stores, Inc.(1)	9,460	509,043
Ross Stores, Inc.(1)	60,327	3,245,547
Ross Stores, Inc.	71,306	3,836,976
Signet Jewelers, Ltd.	65,332	8,080,915
Staples, Inc.	144,626	1,369,608
Tiffany & Co.	600	45,774
TJX Cos., Inc. (The)	2,239,573	158,808,121
Tractor Supply Co.	93,481	7,992,625
Ulta Salon, Cosmetics & Fragrance, Inc.(2)	63,595	11,765,075

		$365,184,390

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	3,329,939	$350,509,379
EMC Corp.	1,586,936	40,752,516
Hewlett Packard Enterprise Co.	31,477	478,450
HP, Inc.	31,477	372,688
NetApp, Inc.	414,967	11,009,075

		$403,122,108

Textiles, Apparel & Luxury Goods — 3.0%
Coach, Inc.	10,800	$353,484
Hanesbrands, Inc.	997,238	29,348,714
NIKE, Inc., Class B	4,709,690	294,355,625
VF Corp.	36,058	2,244,611

		$326,302,434

Tobacco — 0.4%
Altria Group, Inc.	157,274	$9,154,920
Philip Morris International, Inc.	460,941	40,521,323

		$49,676,243

Trading Companies & Distributors — 0.0%(3)
Fastenal Co.	661	$26,982
United Rentals, Inc.(2)	2,000	145,080

		$172,062

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	345,447	$4,856,985
Sprint Corp.(2)	135,160	489,279
Vodafone Group PLC ADR	97,896	3,158,125

		$8,504,389

Total Common Stocks (identified cost $6,020,617,885)		$10,899,306,581

Rights — 0.0%(3)

Security	Shares	Value

Pharmaceuticals — 0.0%(3)
Sanofi, Exp. 12/31/20(2)	6,984	$786

Total Rights (identified cost $16,440)		$786

21	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2015

Portfolio of Investments — continued

Short-Term Investments — 1.3%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.37%(4)	$143,572	$143,572,044

Total Short-Term Investments (identified cost $143,572,044)		$143,572,044

Total Investments — 99.9% (identified cost $6,164,206,369)		$11,042,879,411

Other Assets, Less Liabilities — 0.1%		$12,505,409

Net Assets — 100.0%		$11,055,384,820

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Restricted security (see Note 5).

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2015.

Abbreviations:

ADR	–	American Depositary Receipt

22	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2015

Statement of Assets and Liabilities

Assets	December 31, 2015
Unaffiliated investments, at value (identified cost, $6,020,634,325)	$10,899,307,367
Affiliated investment, at value (identified cost, $143,572,044)	143,572,044
Cash	10,413
Dividends receivable	12,265,989
Interest receivable from affiliated investment	37,670
Receivable for investments sold	1,979,967
Tax reclaims receivable	3,053,583
Total assets	$11,060,227,033

Liabilities
Payable to affiliates:
Investment adviser fee	$4,129,961
Trustees’ fees	17,000
Accrued expenses	695,252
Total liabilities	$4,842,213
Net Assets applicable to investors’ interest in Portfolio	$11,055,384,820

Sources of Net Assets
Investors’ capital	$6,176,834,987
Net unrealized appreciation	4,878,549,833
Total	$11,055,384,820

23	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2015

Statement of Operations

Investment Income	Year Ended December 31, 2015
Dividends (net of foreign taxes, $1,675,505)	$204,101,957
Interest allocated from affiliated investment	264,432
Expenses allocated from affiliated investment	(18,850)
Total investment income	$204,347,539

Expenses
Investment adviser fee	$48,180,067
Trustees’ fees and expenses	68,000
Custodian fee	1,611,239
Professional fees	289,293
Miscellaneous	310,354
Total expenses	$50,458,953
Deduct —
Reduction of custodian fee	$73
Total expense reductions	$73

Net expenses	$50,458,880

Net investment income	$153,888,659

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions(1)	$302,075,060
Investment transactions allocated from affiliated investment	196
Foreign currency transactions	(33,493)
Net realized gain	$302,041,763
Change in unrealized appreciation (depreciation) —
Investments	$(194,026,970)
Foreign currency	(46,130)
Net change in unrealized appreciation (depreciation)	$(194,073,100)

Net realized and unrealized gain	$107,968,663

Net increase in net assets from operations	$261,857,322

(1)	Includes net realized gains of $295,777,082 from redemptions in-kind.

24	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2015

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$153,888,659	$140,633,457
Net realized gain from investment and foreign currency transactions	302,041,763	394,327,081
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(194,073,100)	633,200,165
Net increase in net assets from operations	$261,857,322	$1,168,160,703
Capital transactions —
Contributions	$1,134,112,358	$795,426,515
Withdrawals	(886,281,300)	(832,845,111)
Net increase (decrease) in net assets from capital transactions	$247,831,058	$(37,418,596)

Net increase in net assets	$509,688,380	$1,130,742,107

Net Assets
At beginning of year	$10,545,696,440	$9,414,954,333
At end of year	$11,055,384,820	$10,545,696,440

25	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2015

Supplementary Data

	Year Ended December 31,
Ratios/Supplemental Data	2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.47%	0.47%	0.48%	0.48%	0.48%
Net investment income	1.44%	1.45%	1.50%	1.78%	1.53%
Portfolio Turnover	9%	8%	3%	2%	2%

Total Return	2.53%	12.73%	32.39%	15.48%	0.80%

Net assets, end of year (000’s omitted)	$11,055,385	$10,545,696	$9,414,954	$7,729,091	$8,072,683

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

26	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2015, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 7.3%, 12.5%, 5.6%, and 1.2% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an aggregate interest of 73.4% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses, and any other items of income, gain, loss, deduction or credit.

27

Tax-Managed Growth Portfolio

December 31, 2015

Notes to Financial Statements — continued

As of December 31, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Under the investment advisory agreement, BMR receives a monthly advisory fee at a rate of 0.625% annually of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended December 31, 2015, the Portfolio’s investment adviser fee amounted to $48,180,067 or 0.45% of the Portfolio’s average daily net assets.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

28

Tax-Managed Growth Portfolio

December 31, 2015

Notes to Financial Statements — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $310,499,986 and $120,659,140, respectively, for the year ended December 31, 2015. In addition, investors contributed securities with a value of $1,041,922,912 and investments having an aggregate market value of $805,304,737 at dates of withdrawal were distributed in payment for capital withdrawals, during the year ended December 31, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,078,560,427

Gross unrealized appreciation	$8,965,841,545
Gross unrealized depreciation	(1,522,561)

Net unrealized appreciation	$8,964,318,984

The net unrealized depreciation on foreign currency transactions at December 31, 2015 on a federal income tax basis was $123,209.

5  Restricted Securities

At December 31, 2015, the Portfolio owned the following securities (representing 1.2% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value

Agilent Technologies, Inc.	6/18/15	6/18/16	172,823	$6,836,947	$7,225,730
Alexion Pharmaceuticals, Inc.	3/19/15	3/19/16	15,952	3,000,028	3,042,844
Alexion Pharmaceuticals, Inc.	6/18/15	6/18/16	27,835	5,000,006	5,309,526
Antero Resources Corp	12/17/15	12/17/16	535,000	10,439,324	11,260,627
Arista Networks, Inc.	9/17/15	9/17/16	327,000	20,705,467	25,415,499
Cheniere Energy, Inc.	6/18/15	6/18/16	14,169	1,000,040	527,795
Dexcom, Inc.	12/17/15	12/17/16	25,000	2,050,090	2,043,405
Discover Financial Services	6/18/15	6/18/16	84,984	4,936,029	4,556,842
Dollar Tree, Inc.	12/17/15	12/17/16	105,998	8,357,860	8,168,795
Ford Motor Co.	6/18/15	6/18/16	140,000	2,100,697	1,972,600
LinkedIn Corp., Class A.	9/17/15	9/17/16	190,000	37,538,479	42,756,647
Marriott International, Inc., Class A	3/19/15	3/19/16	240,419	20,000,068	16,117,690
On Assignment, Inc.	12/17/15	12/17/16	105,500	4,717,016	4,732,740
Ross Stores, Inc.	3/19/15	3/19/16	9,460	500,089	509,043
Ross Stores, Inc.	9/17/15	9/17/16	60,327	3,000,068	3,245,547

Total Restricted Securities				$130,182,208	$136,885,330

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the

29

Tax-Managed Growth Portfolio

December 31, 2015

Notes to Financial Statements — continued

participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any borrowings or significant allocated fees during the year ended December 31, 2015.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,746,337,890	$11,414,342		$—	$1,757,752,232
Consumer Staples	1,071,625,735	88,479,043		—	1,160,104,778
Energy	570,425,903	11,260,627		—	581,686,530
Financials	1,792,547,742	22,975,644		—	1,815,523,386
Health Care	1,700,425,555	2,043,405		—	1,702,468,960
Industrials	1,095,665,427	4,732,740		—	1,100,398,167
Information Technology	2,438,959,030	68,172,146		—	2,507,131,176
Materials	209,459,092	793,040		—	210,252,132
Telecommunication Services	48,825,343	—		—	48,825,343
Utilities	15,163,877	—		—	15,163,877

Total Common Stocks	$10,689,435,594	$209,870,987	*	$—	$10,899,306,581

Rights	$786	$—		$—	$786
Short-Term Investments	—	143,572,044		—	143,572,044

Total Investments	$10,689,436,380	$353,443,031		$—	$11,042,879,411

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2015 is not presented. At December 31, 2015, the value of investments transferred between Level 1 and Level 2 during the year ended was not significant.

30

Tax-Managed Growth Portfolio

December 31, 2015

Notes to Financial Statements — continued

8  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. This action is now part of a multi-district litigation proceeding in the Southern District of New York. The motion to dismiss was granted, and the plaintiff appealed. A decision on the appeal is expected in 2016. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.44% of net assets at December 31, 2015).

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

31

Tax-Managed Growth Portfolio

December 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of Tax-Managed Growth Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Tax-Managed Growth Portfolio as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 19, 2016

32

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Series Trust (the Trust) and Tax-Managed Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorma 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

33

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Vice-Chairperson of the Board and Trustee	2016 (Vice-Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairperson of the Board and Trustee	2007 (Chairperson) and 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Lewis R. Piantedosi 1965	President of the Portfolio	2002	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

34

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth
Fund 1.0

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

157    12.31.15

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2014 and December 31, 2015 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/14	12/31/15
Audit Fees	$92,750	$95,550
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,460	$16,834
All Other Fees(3)	$0	$0

Total	$105,210	$112,834

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2014 and December 31, 2015; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/14	12/31/15
Registrant	$12,460	$16,834
Eaton Vance(1)	$99,750	$56,434

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	February 12, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 12, 2016

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	February 12, 2016